CONSOLIDATED STATEMENT OF INCOME $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 € / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 € / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 € / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 74,774		$ 68,606		$ 47,049		$ 143,380		$ 90,786
Excise taxes	(4,329)		(4,656)		(5,416)		(8,985)		(10,520)
Revenues from sales	70,445		63,950		41,633		134,395		80,266
Purchases, net of inventory variation	(45,443)		(39,648)		(26,719)		(85,091)		(50,117)
Other operating expenses	(8,041)		(7,623)		(6,717)		(15,664)		(13,597)
Exploration costs	(117)		(861)		(123)		(978)		(290)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,102)		(3,679)		(3,121)		(6,781)		(6,446)
Other income	429		143		223		572		581
Other expense	(1,305)		(2,290)		(298)		(3,595)		(957)
Financial interest on debt	(572)		(462)		(501)		(1,034)		(967)
Financial income and expense from cash & cash equivalents	245		214		77		459		172
Cost of net debt	(327)		(248)		(424)		(575)		(795)
Other financial income	231		203		265		434		374
Other financial expense	(136)		(135)		(131)		(271)		(261)
Net income (loss) from equity affiliates	(1,546)		43		(680)		(1,503)		201
Income taxes	(5,284)		(4,804)		(1,609)		(10,088)		(3,248)
Consolidated net income	5,804		5,051		2,299		10,855	$ 10,655	5,711
TotalEnergies share	5,692		4,944		2,206		10,636		5,550
Non-controlling interests	$ 112		$ 107		$ 93		$ 219		$ 161
Earnings per share (in dollars or Euros per share) | (per share)	$ 2.18	€ 2.03	$ 1.87	€ 1.67	$ 0.80	€ 0.66	$ 4.04		$ 2.04
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 2.16	€ 2.03	$ 1.85	€ 1.65	$ 0.80	€ 0.66	$ 4.02		$ 2.03